Other Investments (Tables)	12 Months Ended
Dec. 31, 2019
Other Investments
Changes in Company's Limited Partnership Investment

The following table illustrates changes in the Company’s limited partnership investments for the years ended December 31, 2018 and 2019 (in thousands):

	2018	2019
Limited partnership investments, beginning of period	$—	$13,449
Additions from merger	12,803	—
Capital contributions	737	1,035
Pro-rata share in the net income of limited partnerships	(91)	2,337
Distributions	—	(1,026)
Limited partnership investments, end of period	$13,449	$15,795